UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Growth Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 2.5%

9,531	Boeing Company	$1,202,336

	Air Freight & Logistics – 2.2%

7,771	C.H. Robinson Worldwide, Inc.	582,670

10,007	Expeditors International of Washington, Inc.	485,840
	Total Air Freight & Logistics	1,068,510

	Beverages – 7.5%

14,504	Coca-Cola Company	646,878

13,205	Dr. Pepper Snapple Group	1,206,937

18,096	PepsiCo, Inc.	1,830,772
	Total Beverages	3,684,587

	Biotechnology – 5.8%

9,076	Amgen Inc.	1,433,554

2,197	Biogen Inc., (2)	636,537

8,626	Gilead Sciences, Inc.	750,980
	Total Biotechnology	2,821,071

	Communication Equipment – 0.9%

4,026	F5 Networks, Inc.	443,665

	Containers & Packaging – 1.0%

9,712	Crown Holdings Inc., (2)	506,675

	Diversified Telecommunication Services – 4.3%

14,403	AT&T Inc.	563,877

30,734	Verizon Communications Inc.	1,564,361
	Total Diversified Telecommunication Services	2,128,238

	Food & Staples Retailing – 2.3%

23,090	Sysco Corporation	1,110,860

	Food Products – 1.5%

17,431	Archer-Daniels-Midland Company	745,524

	Health Care Providers & Services – 15.3%

8,382	Aetna Inc.	949,094

9,863	AmerisourceBergen Corporation	739,528

6,127	Anthem Inc.	809,744

14,177	Cardinal Health, Inc.	1,119,274

13,289	Express Scripts, Holding Company	1,003,984

NUVEEN	1

Nuveen Growth Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

7,266	McKesson HBOC Inc.	$1,330,695

11,551	UnitedHealth Group Incorporated	1,544,022
	Total Health Care Providers & Services	7,496,341

	Hotels, Restaurants & Leisure – 8.3%

9,624	Brinker International Inc.	432,791

7,563	Marriott International, Inc., Class A	499,461

14,707	McDonald’s Corporation	1,795,136

2,440	Panera Bread Company	534,726

9,709	YUM! Brands, Inc.	797,012
	Total Hotels, Restaurants & Leisure	4,059,126

	Insurance – 1.1%

5,505	Reinsurance Group of America Inc.	545,766

	Internet Software & Services – 4.8%

3,125	Alphabet Inc., Class A	2,340,156

	IT Services – 11.9%

9,617	Accenture Limited	1,144,134

7,425	Global Payments Inc.	576,848

6,639	Henry Jack and Associates Inc.	560,531

16,803	MasterCard, Inc.	1,611,408

10,630	Total System Services Inc.	570,831

17,394	Visa Inc.	1,373,082
	Total IT Services	5,836,834

	Machinery – 1.9%

7,962	Parker Hannifin Corporation	914,356

	Media – 9.4%

21,048	Comcast Corporation, Class A	1,332,338

9,142	Discovery Communications Inc., Class A Shares	254,605

13,691	Omnicom Group, Inc.	1,140,871

7,395	Scripps Networks Interactive, Class A Shares	475,794

20,448	Viacom Inc., Class B	907,278

4,700	Walt Disney Company	466,334
	Total Media	4,577,220

	Multiline Retail – 1.8%

12,664	Target Corporation	871,030

	Software – 4.6%

5,088	Intuit, Inc.	542,686

32,628	Microsoft Corporation	1,729,284
	Total Software	2,271,970

2	NUVEEN

Shares	Description (1)	Value

	Specialty Retail – 7.9%

17,997	Home Depot, Inc.	$2,377,765

13,169	Lowe’s Companies, Inc.	1,055,232

15,959	Urban Outfitters, Inc.	455,310
	Total Specialty Retail	3,888,307

	Technology Hardware, Storage & Peripherals – 4.8%

23,648	Apple, Inc.	2,361,489
	Total Long-Term Investments (cost $42,470,887)	48,874,061
	Other Assets Less Liabilities – 0.2%	90,409
	Net Assets – 100%	$48,964,470

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,874,061	$—	$—	$48,874,061

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $42,631,884.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$7,588,943
Depreciation	(1,346,766)
Net unrealized appreciation (depreciation) of investments	$6,242,177

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

NUVEEN	3

Nuveen Equity Long/Short Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 162.5%

	COMMON STOCKS – 162.5%

	Aerospace & Defense – 1.2%

8,000	Huntington Ingalls Industries Inc.	$1,227,280

	Air Freight & Logistics – 2.4%

16,400	C.H. Robinson Worldwide, Inc.	1,229,672

24,900	Expeditors International of Washington, Inc.	1,208,895
	Total Air Freight & Logistics	2,438,567

	Airlines – 2.6%

16,000	Alaska Air Group, Inc.	1,062,400

18,000	Delta Air Lines, Inc.	782,280

18,200	Southwest Airlines Co.	773,136
	Total Airlines	2,617,816

	Auto Components – 2.5%

41,401	Goodyear Tire & Rubber Company	1,157,986

11,200	Lear Corporation	1,330,112
	Total Auto Components	2,488,098

	Automobiles – 0.6%

45,000	Ford Motor Company	607,050

	Banks – 4.0%

48,000	Bank of America Corporation	709,920

32,400	JP Morgan Chase & Co.	2,114,748

127,500	Regions Financial Corporation	1,253,325
	Total Banks	4,077,993

	Beverages – 1.3%

13,800	Dr. Pepper Snapple Group	1,261,320

	Biotechnology – 6.3%

25,500	AbbVie Inc.	1,604,715

10,800	Amgen Inc.	1,705,860

14,100	Celgene Corporation, (2)	1,487,832

18,100	Gilead Sciences, Inc.	1,575,786
	Total Biotechnology	6,374,193

	Building Products – 2.0%

39,800	Masco Corporation	1,299,072

14,800	Owens Corning	755,836
	Total Building Products	2,054,908

4	NUVEEN

Shares	Description (1)	Value

	Capital Markets – 2.4%

39,000	E*Trade Group Inc.	$1,087,710

24,000	Raymond James Financial Inc.	1,345,680
	Total Capital Markets	2,433,390

	Chemicals – 4.9%

27,200	Cabot Corporation	1,243,312

12,200	PPG Industries, Inc.	1,313,696

25,400	RPM International, Inc.	1,274,826

25,400	Westlake Chemical Corporation	1,120,902
	Total Chemicals	4,952,736

	Communications Equipment – 4.2%

129,200	Brocade Communications Systems Inc.	1,170,552

60,400	Cisco Systems, Inc.	1,754,620

11,500	F5 Networks, Inc.	1,267,300
	Total Communications Equipment	4,192,472

	Construction & Engineering – 5.6%

37,200	AECOM	1,194,492

20,300	Chicago Bridge & Iron Company N.V.	776,272

24,400	Jacobs Engineering Group, Inc.	1,236,836

84,000	KBR Inc.	1,222,200

9,100	Valmont Industries, Inc.	1,258,712
	Total Construction & Engineering	5,688,512

	Consumer Finance – 1.3%

23,700	Discover Financial Services	1,346,397

	Containers & Packaging – 3.2%

91,400	Graphic Packaging Holding Company	1,224,760

25,500	Sealed Air Corporation	1,184,220

20,000	WestRock Company	792,200
	Total Containers & Packaging	3,201,180

	Distributors – 1.3%

13,100	Genuine Parts Company	1,269,652

	Diversified Financial Services – 2.7%

5,100	Intercontinental Exchange Group, Inc.	1,382,712

20,100	NASDAQ Stock Market, Inc.	1,326,801
	Total Diversified Financial Services	2,709,513

	Diversified Telecommunication Services – 3.1%

42,000	CenturyLink Inc.	1,139,040

38,500	Verizon Communications Inc.	1,959,650
	Total Diversified Telecommunication Services	3,098,690

NUVEEN	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 0.9%

12,400	Edison International	$888,212

	Electrical Equipment – 2.6%

22,000	Eaton PLC	1,355,860

11,000	Rockwell Automation, Inc.	1,276,550
	Total Electrical Equipment	2,632,410

	Energy Equipment & Services – 1.0%

59,000	Rowan Companies Inc.	998,870

	Food & Staples Retailing – 3.9%

49,400	Sprouts Farmers Market Inc.	1,223,144

26,800	Sysco Corporation	1,289,348

18,665	Walgreens Boots Alliance Inc.	1,444,671
	Total Food & Staples Retailing	3,957,163

	Food Products – 3.4%

13,000	Mead Johnson Nutrition Company, Class A Shares	1,069,640

45,600	Pilgrim’s Pride Corporation	1,134,072

19,200	Tyson Foods, Inc., Class A	1,224,576
	Total Food Products	3,428,288

	Health Care Equipment & Supplies – 1.4%

18,850	Hologic Inc., (2)	648,629

4,900	Teleflex Inc.	789,390
	Total Health Care Equipment & Supplies	1,438,019

	Health Care Providers & Services – 7.9%

12,700	Aetna Inc.	1,438,021

15,000	AmerisourceBergen Corporation	1,124,700

9,800	Anthem Inc.	1,295,168

20,200	Centene Corporation, (2)	1,259,470

18,700	Express Scripts, Holding Company	1,412,785

7,800	McKesson HBOC Inc.	1,428,492
	Total Health Care Providers & Services	7,958,636

	Health Care Technology – 1.1%

83,500	Allscripts Healthcare Solutions Inc., (2)	1,126,415

	Hotels, Restaurants & Leisure – 6.6%

26,200	Carnival Corporation	1,250,788

18,400	Darden Restaurants, Inc.	1,248,072

19,002	Marriott International, Inc., Class A	1,254,892

12,600	McDonald’s Corporation	1,537,956

6,000	Panera Bread Company	1,314,900
	Total Hotels, Restaurants & Leisure	6,606,608

6	NUVEEN

Shares	Description (1)	Value

	Household Durables – 2.0%

26,000	D.R. Horton, Inc.	$794,560

7,100	Whirlpool Corporation	1,239,802
	Total Household Durables	2,034,362

	Household Products – 2.6%

13,100	Church & Dwight Company Inc.	1,290,088

27,195	Energizer Holdings, Inc.	1,287,139
	Total Household Products	2,577,227

	Independent Power & Renewable Electricity Producers – 1.9%

81,000	AES Corporation	898,290

63,700	NRG Energy Inc.	1,043,406
	Total Independent Power & Renewable Electricity Producers	1,941,696

	Insurance – 6.0%

19,300	AFLAC Incorporated	1,340,578

46,000	Amtrust Financial Services, Inc.	1,219,920

47,400	Assured Guaranty Limited	1,274,586

18,100	Hartford Financial Services Group, Inc.	817,577

31,000	MetLife, Inc.	1,412,050
	Total Insurance	6,064,711

	Internet & Catalog Retail – 1.0%

279,000	Groupon Inc.	987,660

	Internet Software & Services – 2.2%

29,800	GoDaddy, Inc., Class A Shares, (2)	969,394

14,600	VeriSign, Inc.	1,247,716
	Total Internet Software & Services	2,217,110

	IT Services – 8.4%

32,500	CoreLogic Inc.	1,211,275

16,500	Global Payments Inc.	1,281,885

15,400	Henry Jack and Associates Inc.	1,300,222

25,700	Leidos Holdings Inc.	1,269,580

22,800	Total System Services Inc.	1,224,360

22,400	Vantiv Inc.	1,204,448

12,250	Visa Inc.	967,015
	Total IT Services	8,458,785

	Leisure Products – 1.2%

26,000	Brunswick Corporation	1,244,620

	Machinery – 5.7%

42,900	Allision Transmission Holdings Inc.	1,205,061

16,000	Deere & Company	1,316,640

NUVEEN	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

15,000	IDEX Corporation	$1,250,100

46,800	Joy Global Inc.	797,004

35,700	Timken Company	1,187,025
	Total Machinery	5,755,830

	Media – 7.2%

22,800	CBS Corporation, Class B	1,258,560

42,500	Discovery Communications Inc., Class A Shares	1,183,625

62,000	Gannett Company, Inc.	968,440

52,900	Live Nation Inc., (2)	1,277,535

15,400	Omnicom Group, Inc.	1,283,282

316,100	Sirius XM Holdings Inc.	1,270,722
	Total Media	7,242,164

	Metals & Mining – 2.5%

16,600	Reliance Steel & Aluminum Company	1,234,210

53,400	Steel Dynamics Inc.	1,318,446
	Total Metals & Mining	2,552,656

	Multiline Retail – 1.2%

18,200	Target Corporation	1,251,796

	Oil, Gas & Consumable Fuels – 4.3%

21,000	CVTR Energy Inc.	412,440

200,000	Denbury Resources Inc.	802,000

20,500	SM Energy Company	646,160

6,200	Tesoro Corporation	484,096

14,500	Valero Energy Corporation	793,150

25,700	World Fuel Services Corporation	1,181,429
	Total Oil, Gas & Consumable Fuels	4,319,275

	Personal Products – 1.8%

20,700	Herbalife, Limited	1,198,323

15,700	Nu Skin Enterprises, Inc., Class A	619,365
	Total Personal Products	1,817,688

	Pharmaceuticals – 2.5%

8,100	Jazz Pharmaceuticals, Inc., (2)	1,227,636

11,700	Johnson & Johnson	1,318,473
	Total Pharmaceuticals	2,546,109

	Professional Services – 2.5%

15,800	Manpower Inc.	1,260,050

24,000	Nielsen Holdings PLC	1,281,360
	Total Professional Services	2,541,410

8	NUVEEN

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 5.6%

39,500	Cree, Inc., (2)	$951,160

16,200	Lam Research Corporation	1,341,522

117,000	Marvell Technology Group Ltd.	1,196,910

23,500	NVIDIA Corporation	1,097,920

109,000	ON Semiconductor Corporation	1,064,930
	Total Semiconductors & Semiconductor Equipment	5,652,442

	Software – 6.7%

15,300	Citrix Systems	1,299,276

12,000	Intuit, Inc.	1,279,920

53,100	Microsoft Corporation	2,814,300

18,300	Red Hat, Inc., (2)	1,417,518
	Total Software	6,811,014

	Specialty Retail – 8.3%

16,600	Bed Bath and Beyond Inc.	742,850

19,700	GameStop Corporation	573,270

13,700	Home Depot, Inc.	1,810,044

17,900	Lowe’s Companies, Inc.	1,434,327

23,300	Ross Stores, Inc.	1,244,220

18,400	TJX Companies, Inc.	1,400,608

42,300	Urban Outfitters, Inc.	1,206,819
	Total Specialty Retail	8,412,138

	Technology Hardware, Storage & Peripherals – 5.7%

32,400	Apple, Inc.	3,235,464

92,000	HP Inc.	1,230,960

41,900	NCR Corporation	1,293,872
	Total Technology Hardware, Storage & Peripherals	5,760,296

	Textiles, Apparel & Luxury Goods – 1.0%

23,200	Michael Kors Holdings Limited, (2)	991,104

	Trading Companies & Distributors – 0.5%

7,100	MSC Industrial Direct Inc., Class A	532,145

	Wireless Telecommunication Services – 1.3%

31,500	T-Mobile US Inc.	1,346,940
	Total Long-Term Investments (cost $153,906,032)	164,133,566

NUVEEN	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.7%

	REPURCHASE AGREEMENTS – 0.7%

$671	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/16, repurchase price $670,941, collateralized by $620,000 U.S. Treasury Bonds, 3.125%, due 2/15/43, value $688,200	0.030%	6/01/16	$670,940
	Total Short-Term Investments (cost $670,940)			670,940
	Total Investments (cost $154,576,972) – 163.2%			164,804,506

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (75.1)% (3)

	Aerospace & Defense – (1.6)%

(5,500)	General Dynamics Corporation	$(780,285)

(18,500)	Hexcel Corporation	(807,895)
	Total Aerospace & Defense	(1,588,180)

	Automobiles – (0.7)%

(3,200)	Tesla Motors Inc.	(714,336)

	Banks – (1.4)%

(4,500)	M&T Bank Corporation	(537,750)

(8,100)	SVB Financial Group	(892,620)
	Total Banks	(1,430,370)

	Beverages – (1.4)%

(6,000)	Molson Coors Brewing Company, Class B	(595,080)

(5,500)	Monster Beverage Corporation	(825,000)
	Total Beverages	(1,420,080)

	Biotechnology – (1.6)%

(5,500)	Intercept Pharmaceuticals Incorporated	(815,980)

(72,000)	Opko Health Inc.	(765,360)
	Total Biotechnology	(1,581,340)

	Building Products – (0.7)%

(11,500)	Fortune Brands Home & Security	(674,705)

	Chemicals – (4.8)%

(7,300)	Ashland Inc.	(827,528)

(29,400)	CF Industries Holdings, Inc.	(813,204)

(12,000)	E.I. Du Pont de Nemours and Company	(784,920)

(17,300)	FMC Corporation	(821,577)

(2,000)	NewMarket Corporation	(810,000)

(7,200)	Praxair, Inc.	(790,992)
	Total Chemicals	(4,848,221)

	Commercial Services & Supplies – (2.1)%

(48,300)	Covanta Holding Corporation	(805,161)

10	NUVEEN

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

(17,000)	Rollins Inc.	$(483,140)

(19,300)	Tyco International PLC	(822,566)
	Total Commercial Services & Supplies	(2,110,867)

	Communications Equipment – (0.7)%

(22,600)	CommScope Holding Company Inc.	(703,990)

	Construction Materials – (0.9)%

(11,100)	Eagle Materials Inc.	(869,352)

	Consumer Finance – (0.8)%

(25,600)	OneMain Holdings Inc.	(800,256)

	Containers & Packaging – (0.9)%

(12,000)	Ball Corporation	(867,600)

	Diversified Consumer Services – (0.8)%

(1,670)	Graham Holdings Company	(831,576)

	Electric Utilities – (3.8)%

(13,700)	Alliant Energy Corporation	(507,585)

(14,200)	Eversource Energy	(784,408)

(18,500)	ITC Holdings Corporation	(823,620)

(13,700)	PG&E Corporation	(823,096)

(15,700)	Westar Energy Inc.	(884,381)
	Total Electric Utilities	(3,823,090)

	Electronic Equipment, Instruments & Components – (2.2)%

(26,500)	National Instruments Corporation	(757,105)

(26,100)	VeriFone Holdings Inc.	(689,040)

(15,200)	Zebra Technologies Corporation, Class A	(807,272)
	Total Electronic Equipment, Instruments & Components	(2,253,417)

	Energy Equipment & Services – (1.6)%

(15,600)	Baker Hughes Incorporated	(723,528)

(7,500)	Schlumberger Limited	(572,250)

(50,000)	Weatherford International PLC	(280,500)
	Total Energy Equipment & Services	(1,576,278)

	Food Products – (1.7)%

(19,400)	Pinnacle Foods Inc.	(817,322)

(19,300)	WhiteWave Foods Company	(861,745)
	Total Food Products	(1,679,067)

	Health Care Equipment & Supplies – (3.1)%

(8,200)	DENTSPLY SIRONA Inc.	(509,712)

(4,500)	DexCom, Inc.	(290,205)

NUVEEN	11

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

(7,700)	Edwards Lifesciences Corporation	$(758,450)

(8,500)	Idexx Labs Inc.	(744,345)

(7,000)	Zimmer Holdings, Inc.	(854,770)
	Total Health Care Equipment & Supplies	(3,157,482)

	Health Care Providers & Services – (1.4)%

(9,600)	Acadia Healthcare Company Inc., (2)	(565,152)

(47,500)	Brookdale Senior Living Inc.	(852,150)
	Total Health Care Providers & Services	(1,417,302)

	Hotels, Restaurants & Leisure – (1.6)%

(1,825)	Chipotle Mexican Grill	(806,577)

(8,900)	Wynn Resorts Ltd	(856,002)
	Total Hotels, Restaurants & Leisure	(1,662,579)

	Household Durables – (3.2)%

(20,600)	Garmin Limited	(875,912)

(18,200)	Lennar Corporation, Class A	(829,374)

(14,500)	Newell Brands Inc.	(691,505)

(28,500)	Toll Brothers Inc.	(830,775)
	Total Household Durables	(3,227,566)

	Insurance – (0.8)%

(16,500)	Mercury General Corporation	(867,405)

	Internet & Catalog Retail – (1.6)%

(30,800)	Liberty Interactive Corporation, Class A Shares	(830,984)

(7,700)	NetFlix.com Inc.	(789,789)
	Total Internet & Catalog Retail	(1,620,773)

	Internet Software & Services – (5.0)%

(4,050)	CoStar Group, Inc.	(836,690)

(6,400)	LinkedIn Corporation, Class A Shares	(873,600)

(68,200)	Pandora Media, Inc.	(804,078)

(55,200)	Twitter Inc.	(840,144)

(21,700)	Yahoo! Inc.	(823,298)

(34,000)	Yelp Incorporated	(890,460)
	Total Internet Software & Services	(5,068,270)

	Leisure Products – (0.9)%

(28,000)	Mattel, Inc.	(892,640)

	Machinery – (1.1)%

(23,800)	Donaldson Company, Inc.	(797,538)

(2,400)	Middleby Corporation	(298,080)
	Total Machinery	(1,095,618)

12	NUVEEN

Shares	Description (1)	Value

	Media – (1.3)%

(2,200)	Charter Communications, Inc., Class A, (2)	$(481,668)

(36,300)	Lions Gate Entertainment Corporation, Equity	(809,490)
	Total Media	(1,291,158)

	Metals & Mining – (2.3)%

(10,900)	Compass Minerals International, Inc.	(849,655)

(66,600)	Freeport-McMoRan, Inc.	(737,928)

(30,000)	Southern Copper Corporation	(781,500)
	Total Metals & Mining	(2,369,083)

	Multiline Retail – (0.8)%

(8,900)	Dollar Tree Stores Inc.	(805,806)

	Multi-Utilities – (0.8)%

(11,400)	Dominion Resources, Inc.	(823,650)

	Oil, Gas & Consumable Fuels – (6.1)%

(16,500)	Anadarko Petroleum Corporation	(855,690)

(33,900)	Cabot Oil & Gas Corporation	(812,583)

(14,800)	Cheniere Energy Inc.	(475,524)

(7,000)	Cimarex Energy Company	(813,960)

(227,000)	Cobalt International Energy, Inc.	(508,480)

(10,000)	Energen Corporation	(476,200)

(6,300)	Exxon Mobil Corporation	(560,826)

(19,000)	Golar LNG, Limited	(330,600)

(29,000)	Kinder Morgan, Inc.	(524,320)

(18,900)	Range Resources Corporation	(804,951)
	Total Oil, Gas and Consumable Fuels	(6,163,134)

	Personal Products – (0.8)%

(10,200)	Edgewell Personal Care Co	(810,186)

	Pharmaceuticals – (0.8)%

(3,500)	Allergan PLC	(825,125)

	Professional Services – (0.9)%

(6,900)	Dun and Bradstreet Inc.	(875,610)

	Real Estate Investment Trust – (0.8)%

(27,500)	Weyerhaeuser Company	(866,250)

	Road & Rail – (0.8)%

(8,800)	Kansas City Southern Industries	(819,280)

	Semiconductors & Semiconductor Equipment – (1.5)%

(17,200)	Microchip Technology Incorporated	(888,896)

NUVEEN	13

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

(37,300)	SunPower Corporation	$(653,869)
	Total Semiconductors & Semiconductor Equipment	(1,542,765)

	Software – (3.8)%

(50,900)	FireEye Inc.	(810,328)

(10,700)	NetSuite Inc.	(848,617)

(5,400)	Splunk Inc.	(310,230)

(2,800)	Ultimate Software Group, Inc., (2)	(572,544)

(8,000)	Workday Inc., Class A	(606,720)

(262,000)	Zynga Inc.	(673,340)
	Total Software	(3,821,779)

	Specialty Retail – (2.4)%

(16,200)	CarMax, Inc.	(869,292)

(8,000)	Signet Jewelers Limited	(791,760)

(13,200)	Tiffany & Co.	(817,872)
	Total Specialty Retail	(2,478,924)

	Textiles, Apparel & Luxury Goods – (1.8)%

(13,000)	Lululemon Athletica Inc.	(845,390)

(16,500)	Skechers USA Inc., (2)	(514,305)

(11,600)	Under Armour, Inc.	(437,668)
	Total Textiles, Apparel & Luxury Goods	(1,797,363)

	Thrifts & Mortgage Finance – (0.8)%

(50,700)	New York Community Bancorp Inc.	(798,018)

	Tobacco – (0.8)%

(16,000)	Reynolds American Inc.	(795,200)

	Trading Companies & Distributors – (0.8)%

(18,000)	Fastenal Company	(828,540)

	Water Utilities – (1.4)%

(7,700)	American Water Works Company	(570,570)

(24,900)	Aqua America Inc.	(804,519)
	Total Water Utilities	(1,375,089)
	Total Common Stocks Sold Short (proceeds 79,880,297)	(75,869,320)
	Other Assets Less Liabilities – 11.9%	12,066,743
	Net Assets – 100%	$101,001,929

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

14	NUVEEN

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$164,133,566	$—	$—	$164,133,566
Short-Term Investments:
Repurchase Agreements	—	670,940	—	670,940
Common Stocks Sold Short	(75,869,320)	—	—	(75,869,320)
Total	$88,264,246	$670,940	$—	$88,935,186

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding common stocks sold short) was $154,664,995.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$14,064,425
Depreciation	(3,924,914)
Net unrealized appreciation (depreciation) of investments	$10,139,511

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $108,097,433 have been pledged as collateral for Common Stocks Sold Short.

NUVEEN	15

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 29, 2016